Long-term Debt - Weighted-Average Interest Rates (Table) (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Weighted-average interest rates on the executed loans	6.87%	6.68%	3.91%